Equity - Share capital (Details) - shares	Sep. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Common shares and/or quotas	401,873,146,000	401,803,041,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Common shares and/or quotas	284,836,041,000	284,765,936,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Common shares and/or quotas	117,037,105,000	117,037,105,000